UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    EVA Advisers LLC
Address: 120 Fifth Avenue, Suite 600
         New York, NY 10011

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Eleanor L Thomas
Title:   Authorized Signatory and Power of Attorney
Phone:   212-514-4983
Signature, Place, and Date of Signing:

Eleanor L Thomas   New York, NY   February 1, 2010

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  86

Form 13F Information Table Value Total:  113953



List of Other Included Managers:

No.  13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AT&T Inc			COM		00206R102      260     9271 SH       SOLE		      9271
Aeropostale Inc	                COM	        007865108      227     6666 SH	     SOLE		      6666
Alon USA Energy Inc.	        COM	        020520102      181    26503 SH	     SOLE		     26503
American Service Group	        COM	        02364L109      227    14274 SH	     SOLE		     14274
Apache Corp	                COM	        233162502      211    43071 SH	     SOLE		     43071
Apple Computer, Inc	        COM	        037833100      602     2857 SH	     SOLE		      2857
Arris Group Inc.	        COM	        04269Q100      228    19971 SH	     SOLE		     19971
Bank of America Corporation	COM	        060505104      252    16732 SH	     SOLE		     16732
Bill Barrett Corp	        COM	        06846N104      218     7018 SH	     SOLE		      7018
Books-A-Million INC	        COM	        098570104      215    32017 SH	     SOLE		     32017
C.H. Robinson worldwide Inc.	COM	        12541W209      240     4088 SH	     SOLE		      4088
Central Garden and Pet Co-A	COM	        153527205      206    20714 SH	     SOLE		     20714
Chevron Corporation	        COM	        166764100      260     3379 SH	     SOLE		      3379
Circor International Inc	COM	        17273K109      213     8453 SH	     SOLE		      8453
Citigroup Inc	                COM	        172967101      127    38352 SH	     SOLE		     38352
Coca Cola	                COM	        191216100      418     7327 SH	     SOLE		      7327
Coca-Cola Enterprises	        COM	        191219104      236    11154 SH	     SOLE		     11154
ConocoPhillips	                COM	        20825C104      299     5863 SH	     SOLE		      5863
Cray Inc	                COM	        225223304      127    19736 SH	     SOLE		     19736
Cubic Corp	                COM	        229669106      203     5432 SH	     SOLE		      5432
DR Horton inc	                COM	        23331A109      228    20955 SH	     SOLE		     20955
Earthlink Inc.	                COM	        270321102      223    26796 SH	     SOLE		     26796
Eli Lilly & Co	                COM	        532457108      282     7904 SH	     SOLE		      7904
Exxon Mobil Corp	        COM	        30231G102      828    12149 SH	     SOLE		     12149
FPIC Insurance Group Inc.	COM	        302563101      202     5234 SH	     SOLE		      5234
Force Protection Inc	        COM	        345203202      159    30488 SH	     SOLE		     30488
Ford Motor Corp	                COM	        345370860      156    15633 SH	     SOLE		     15633
GP Strategies Corp	        COM	        36225V104      122    16191 SH	     SOLE		     16191
Global Payments Inc	        COM	        37940X102      234     4345 SH	     SOLE		      4345
Google Inc.	                COM	        38259P508      442      713 SH	     SOLE		       713
HSN Inc	                        COM	        404303109      225    11156 SH	     SOLE		     11156
Harris Stratex Networks-CL A	COM	        41457P106      226    32721 SH	     SOLE		     32721
ITT Educational Services Inc	COM	        45068B109      233     2431 SH	     SOLE		      2431
Infinity Pharmaceuticals Inc	COM	        45665G303      166    26855 SH	     SOLE		     26855
Ingram Micro Inc	        COM	        457153104      223    12778 SH	     SOLE		     12778
Integrated Device Tech Inc	COM	        458118106      226    34977 SH	     SOLE		     34977
Intel Corporation	        COM	        458140100      436    21358 SH	     SOLE		     21358
International B M        	COM	        459200101      564     4309 SH	     SOLE		      4309
Jakks Pacific Inc	        COM	        47012E106      209    17226 SH	     SOLE		     17226
Jo-Ann Stores Inc	        COM	        47758P307      212     5846 SH	     SOLE		      5846
Johnson & Johnson	        COM	        478160104      563     8746 SH	     SOLE		      8746
Jones Apparel Group Inc.	COM	        480074103      187    11615 SH	     SOLE		     11615
Jpmorgan Chase & Co       	COM	        46625H100      549    13172 SH	     SOLE		     13172
Lubrizol Corp	                COM	        549271104      221     3025 SH	     SOLE		      3025
Macy's Inc	                COM	        55616P104      177    10557 SH	     SOLE		     10557
Marshall & Isley Corp	        COM	        571837103       85    15540 SH	     SOLE		     15540
Mastercard Inc Class A   	COM	        57636Q104      268     1046 SH	     SOLE		      1046
Matrixx Initiatives	        COM	        57685L105      138    32535 SH	     SOLE		     32535
Microsoft	                COM	        594918104      683    22414 SH	     SOLE		     22414
Neustar Inc- Cl A	        COM	        64126X201      225     9760 SH	     SOLE		      9760
Nighthawk Radiology Hold	COM	        65411N105      115    25426 SH	     SOLE		     25426
North American Galvanizing	COM	        65686Y109      165    34091 SH	     SOLE		     34091
Northern Trust Corp	        COM	        665859104      252     4804 SH	     SOLE		      4804
Novell Inc	                COM	        670006105      156    37611 SH	     SOLE		     37611
Occidental Petroleum Corp	COM	        674599105      351     4311 SH	     SOLE		      4311
Oracle Corp	                COM	        68389X105      255    10383 SH	     SOLE		     10383
Orbital Sciences Corp    	COM	        685564106      218    14316 SH	     SOLE		     14316
Pfizer Inc	                COM	        717081103      507    27874 SH	     SOLE		     27874
Philip Morris International Inc	COM	        718172109      304     6315 SH	     SOLE		      6315
Procter & Gamble Company	COM	        742718109      206     3392 SH	     SOLE		      3392
Provident Financial Services	COM	        74386T105      203    19033 SH	     SOLE		     19033
QWest Communications Intl	COM	        749121109      153    36255 SH	     SOLE		     36255
Qualcomm Inc            	COM	        747525103      313     6760 SH	     SOLE		      6760
Quidel Corp	                COM	        74838J101      223    16205 SH	     SOLE		     16205
Regions Financial Corp   	COM	        7591EP100       59    11209 SH	     SOLE		     11209
Ross Stores Inc	                COM	        778296103      232     5425 SH	     SOLE		      5425
Rowan Companies Inc      	COM	        779382100      220     9729 SH	     SOLE		      9729
Southwest Bancorp Inc/okla	COM	        844767103      101    14616 SH	     SOLE		     14616
Sprint Nextel Corp	        COM	        852061100       67    18258 SH	     SOLE		     18258
Standard Motor Prods     	COM	        853666105      104    12182 SH	     SOLE		     12182
Stec Inc	                COM	        784774101      185    11335 SH	     SOLE		     11335
Symantec Corp	                COM	        871503108      247    13833 SH	     SOLE	  	     13833
Tellabs Inc	                COM	        879664100       74    12957 SH	     SOLE		     12957
Texas Instruments Inc	        COM	        882508104      225     8645 SH	     SOLE		      8645
Time Warner Cable	        COM	        88732J207      211     5092 SH	     SOLE		      5092
United Parcel Service Class B	COM	        911312106      204     3554 SH	     SOLE		      3554
Vaalco Energy Inc	        COM	        91851C201      181    39761 SH	     SOLE		     39761
ValueClick Inc.	                COM	        92046N102      210    20787 SH	     SOLE		     20787
Virtual Radiologic Corp.	COM	        92826B104      172    13472 SH	     SOLE		     13472
Western Refining Inc     	COM	        959319104       88    18696 SH	     SOLE		     18696
Willbros Group Inc	        COM	        969203108      216    12818 SH	     SOLE		     12818
World Wrestling Entertainment	COM	        98156Q108      166    10821 SH	     SOLE		     10821
Utilities Select Sector SPDR Fd	FND	        81369Y886      869    27999 SH	     SOLE		     27999
Global Partners LP Com Unit	ADR	        37946R109     2731   118925 SH	     SOLE		    118925
Plains All Amrican Pipeline LP	FND	        726503105    88280  1670379 SH	     SOLE		   1670379
SIMS Metal Management Limited	FND	        829160100     2048   105000 SH	     SOLE	   	    105000
